                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) MONEY MARKET FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                          SHARES/PAR           VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 7.5%
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.5%
------------------------------------------------------------------------------------------------------------------------------
Citibank N.A., 5.17%, due 8/23/06                                                              $ 34,000,000       $ 34,000,000
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, NY, 4.985%, due 9/13/06                                              32,247,000         32,247,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                     $ 66,247,000
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 82.9% (Y)
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.6%
------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.89%, due 7/03/06                                                      $ 11,036,000       $ 10,988,031
------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.03%, due 10/23/06                                                       21,455,000         21,023,325
------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.05%, due 6/01/06                                                         844,000            844,000
------------------------------------------------------------------------------------------------------------------------------
Fortis Funding LLC, 5%, due 6/12/06 (t)                                                          19,051,000         19,021,894
------------------------------------------------------------------------------------------------------------------------------
Fortis Funding LLC, 4.97%, due 7/27/06 (t)                                                       15,000,000         14,884,033
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 66,761,283
------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.1%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc, 4.89%, due 7/07/06                                                    $ 20,000,000       $ 19,902,200
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.95%, due 6/01/06                                                           5,018,000          5,018,000
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.03%, due 7/17/06                                                          28,951,000         28,764,925
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 53,685,125
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5%, due 6/30/06                                                          $ 16,270,000       $ 16,204,468
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 61.2%
------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 4.88%, due 7/03/06                                              $ 32,666,000       $ 32,524,302
------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.06%, due 7/17/06                                               26,975,000         26,800,592
------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.05%, due 9/25/06                                                8,221,000          8,087,226
------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5%, due 7/06/06 (t)                                                           1,304,000          1,297,661
------------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.04%, due 7/12/06 - 7/20/06 (t)                                                      33,993,000         33,783,482
------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 4.9%, due 6/12/06 (t)                                                           20,271,000         20,240,650
------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 4.98%, due 6/16/06 (t)                                                          12,376,000         12,350,320
------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 4.99%, due 6/22/06 (t)                                                           1,325,000          1,321,143
------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 4.87%, due 6/12/06 (t)                                                                6,057,000          6,047,987
------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.02%, due 7/06/06 (t)                                                               27,984,000         27,847,423
------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.05%, due 7/12/06 (t)                                                                  603,000            599,532
------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 4.85%, due 6/06/06 (t)                                      21,445,000         21,430,554
------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 4.96%, due 7/10/06 (t)                                      11,495,000         11,433,234
------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.06%, due 6/01/06 (t)                                             729,000            729,000
------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.05%, due 7/21/06 (t)                                             419,000            416,061
------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.04%, due 8/09/06 (t)                                          34,072,000         33,742,864
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.07%, due 7/31/06                                               18,842,000         18,682,785
------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 5%, due 6/28/06 (t)                                                                 32,537,000         32,414,986
------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 5.01%, due 7/21/06 (t)                                                               1,753,000          1,740,802
------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 4.98%, due 6/20/06 (t)                                             17,085,000         17,040,095
------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 5.05%, due 7/18/06 (t)                                             17,571,000         17,455,153
------------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5%, due 7/25/06 (t)                                                    23,159,000         22,985,308
------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.06%, due 6/01/06                                                       34,888,000         34,888,000
------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 4.84%, due 6/01/06 (t)                                                      9,982,000          9,982,000
------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.03%, due 7/07/06 (t)                                                     23,905,000         23,784,758
------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.05%, due 7/10/06 (t)                                                        677,000            673,296
------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 5.05%, due 7/18/06 (t)                                       2,838,000          2,819,289
------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.08%, due 7/21/06 (t)                                                    6,828,000          6,779,825
------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5%, due 7/03/06 (t)                                                         18,639,000         18,556,160
------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5.03%, due 7/25/06 (t)                                                       1,759,000          1,745,728
------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.09%, due 8/03/06 (t)                                              34,999,000         34,687,246
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.88%, due 6/06/06 (t)                                                  23,585,000         23,569,015
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.04%, due 7/07/06 (t)                                                   1,662,000          1,653,624
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.96%, due 7/17/06 (t)                                                   9,276,000          9,217,211
------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 4.85%, due 6/01/06 (t)                                                   21,371,000         21,371,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $538,698,312
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.8%
------------------------------------------------------------------------------------------------------------------------------
Metlife Funding, Inc., 5.03%, due 7/20/06                                                      $  6,232,000       $  6,189,333
------------------------------------------------------------------------------------------------------------------------------
Metlife, Inc., 4.97%, due 6/16/06 (t)                                                            11,481,000         11,457,225
------------------------------------------------------------------------------------------------------------------------------
Metlife, Inc., 4.91%, due 7/10/06 (t)                                                            16,207,000         16,120,792
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 33,767,350
------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.3%
------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.05%, due 7/17/06 (t)                                                        $ 20,310,000       $ 20,178,944
------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                           $729,295,482
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 8.8%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $77,179,761
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly
  traded account), at Cost                                                                     $ 77,169,000       $ 77,169,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                    $872,711,482
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                7,219,554
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $879,931,036
------------------------------------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.

(y) The rate shown represents an annualized yield at time of purchase.

Cost of investments for federal income tax purposes is $872,711,482.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) GOVERNMENT MONEY MARKET FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                          SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.4% (Y)
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.9%, due 6/01/06                                                                  $  2,390,000       $  2,390,000
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.787%, due 6/07/06                                                                   1,000,000            999,202
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.81%, due 6/21/06 - 6/28/06                                                          1,036,000          1,032,982
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.91%, due 6/28/06                                                                      596,000            593,805
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.816%, due 6/30/06                                                                     660,000            657,439
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.99%, due 7/21/06 - 10/27/06                                                         1,238,000          1,216,678
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.93%, due 7/26/06                                                                    1,000,000            992,468
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, due 8/02/06                                                                         686,000            680,093
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.89%, due 6/01/06                                                                      333,000            333,000
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.9%, due 6/01/06                                                                     1,093,000          1,093,000
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.698%, due 6/16/06                                                                   1,000,000            998,043
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.77%, due 6/14/06                                                        1,000,000            998,278
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.99%, due 7/28/06                                                        1,000,000            992,099
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.793%, due 6/06/06                                                                  1,000,000            999,334
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.89%, due 6/06/06                                                                   1,000,000            999,321
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.91%, due 6/27/06                                                                     557,000            555,025
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.93%, due 8/01/06                                                                   1,000,000            991,646
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.95%, due 8/01/06                                                                     606,000            600,917
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.99%, due 8/01/06                                                                   1,000,000            991,545
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, due 8/04/06                                                                        843,000            835,507
------------------------------------------------------------------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS, AT AMORTIZED COST AND VALUE                                         $ 18,950,382
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.0%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $2,091,292
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
  account)                                                                                     $  2,091,000       $  2,091,000
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                $ 21,041,382
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                                                (85,991)
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $ 20,955,391
------------------------------------------------------------------------------------------------------------------------------

(y) The rate shown represents an annualized yield at time of purchase.

Cost of investments for federal income tax purposes is $21,041,382.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) MID CAP GROWTH FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                            SHARES/PAR          VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
--------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            891,420       $   16,393,214
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                                248,120       $   12,939,458
--------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                                           210,600       $    7,465,770
--------------------------------------------------------------------------------------------------------------------------------
Under Armour, Inc. (n)                                                                                3,600              128,520
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    7,594,290
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                               164,080       $   13,902,498
--------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                                          752,700       $   29,573,583
--------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                                              487,220           21,311,003
--------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                                                488,000            8,130,080
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   59,014,666
--------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.8%
--------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (n)                                                                                   569,720       $   23,614,894
--------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (n)                                                                                 223,670           12,078,180
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (n)                                                                                   428,261           25,481,529
--------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc. (l)(n)                                                                        297,530           11,901,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   73,075,803
--------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc. (l)                                                                  161,000       $    5,118,190
--------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                           75,790           33,446,127
--------------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. (n)                                                                                 196,500           10,681,740
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                     22,930            2,199,675
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   51,445,732
--------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 11.0%
--------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                                     808,730       $   30,303,113
--------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (n)                                                          224,867            8,005,265
--------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. (l)(n)                                                                              361,500           18,049,695
--------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (n)                                                       255,100           15,050,900
--------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                       322,433           32,797,885
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (l)(n)                                                                                217,400           12,670,072
--------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. (l)(n)                                                                           163,760           10,754,119
--------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc. (l)                                                                                   613,318           22,514,904
--------------------------------------------------------------------------------------------------------------------------------
TALX Corp. (l)                                                                                      697,100           18,542,860
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  168,688,813
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.0%
--------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                                             897,070       $   25,683,114
--------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. (n)                                                                       262,200            8,204,238
--------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (n)                                                                                  432,467            6,746,485
--------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (n)                                                                          2,637,781           20,231,780
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   60,865,617
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                                              274,400       $    8,827,448
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
Brink's Co. (l)                                                                                     174,670       $    9,598,116
--------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A" (l)                                                                    326,210           13,355,037
--------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (n)                                                                  391,310           25,435,150
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        1,216,300            4,119,414
--------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (n)                                                                         464,070           22,679,101
--------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                              68,400            6,819,480
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   82,006,298
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
AMETEK, Inc. (l)                                                                                    218,700       $    9,979,281
--------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. (n)                                                              110,300            7,146,337
--------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A" (l)                                                            503,490           23,276,343
--------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           413,800           28,254,264
--------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 198,630           14,333,141
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   82,989,366
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                722,630       $   24,374,310
--------------------------------------------------------------------------------------------------------------------------------
Cree, Inc. (l)(n)                                                                                   642,300           16,474,995
--------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. (l)                                                                                 92,140            3,781,426
--------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (n)                                                                    88,860            4,235,956
--------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (n)                                                                                   265,030           14,913,238
--------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. (l)(n)                                                                   319,090            9,011,102
--------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                        970,590           25,235,340
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   98,026,367
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (n)                                                                        378,600       $   16,177,578
--------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co. (n)                                                                         241,900            7,813,370
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   23,990,948
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                           53,410       $    8,011,500
--------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (l)(n)                                                                      1,046,200       $   17,419,230
--------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                      115,500       $    5,907,825
--------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.6%
--------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       901,710       $   33,570,663
--------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (l)(n)                                                                         396,400           14,452,744
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc. (l)                                                                           104,810            7,651,130
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   55,674,537
--------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (n)                                                                             776,600       $    6,803,016
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (n)                                                                              2,017,800       $   26,372,646
--------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                           374,740           15,765,312
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   42,137,958
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                           210,390       $   12,124,776
--------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. (l)(n)                                                 363,660       $   11,313,463
--------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (n)                                                                                446,400           13,445,568
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   24,759,031
--------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.6%
--------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                                                683,220       $   30,963,530
--------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc. (l)                                                                                 124,710            9,229,787
--------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp. (n)                                                                                     820,849           21,571,912
--------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        506,210           30,271,358
--------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (n)                                                                        154,700           11,823,721
--------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. (n)                                                                                   523,000            9,513,370
--------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                                                 449,040           31,163,376
--------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (n)                                                                          519,040           17,699,264
--------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (l)(n)                                                                               498,070            7,057,652
--------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. (l)(n)                                                                185,600            8,808,576
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  178,102,546
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                    3,400       $      118,651
--------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                  140,300            5,186,439
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    5,305,090
--------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. (n)                                                                                66,200       $    3,212,024
--------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                        354,900           14,451,528
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                                        1,590,300           25,333,479
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   42,997,031
--------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.7%
--------------------------------------------------------------------------------------------------------------------------------
Cameron Internatinal Corp. (n)                                                                      286,500       $   13,436,850
--------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (n)                                                                        167,800            4,054,048
--------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 256,210           15,405,907
--------------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. (n)                                                                             248,900           11,957,156
--------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (n)                                                                    205,960           13,605,718
--------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                          97,400            6,772,222
--------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                           550,360           22,542,746
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   87,774,647
--------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                                                1,722,300       $   15,018,456
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                      211,070       $   20,013,657
--------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (n)                                                             366,610           10,756,337
--------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                               566,690           16,898,696
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   47,668,690
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       315,330       $   16,617,891
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.7%
--------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                                            205,500       $    7,833,660
--------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                                               283,090            7,003,647
--------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (n)                                                                               837,480           25,099,276
--------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                      341,960            9,123,493
--------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (n)                                                                          694,410           12,895,194
--------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                               281,960           10,192,854
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   72,148,124
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.8%
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                                                     1,630,770       $   50,504,947
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (l)(n)                                                               2,908,400           14,454,748
--------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                     200,300            8,062,539
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   73,022,234
--------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc. (l)                                                    152,320       $   14,995,904
--------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.                                                                                 380,500           10,361,015
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   25,356,919
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (n)                                                                                279,290       $   13,894,677
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $1,510,504,696
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06 (y)                                         $ 17,224,000       $   17,224,000
--------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 12.9%
--------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                197,188,478       $  197,188,478
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                          $1,724,917,174
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (12.7)%                                                                            (194,148,802)
--------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $1,530,768,372
--------------------------------------------------------------------------------------------------------------------------------

(k) As of May 31, 2006 the fund had one security that was fair valued, aggregating $118,651 and 0.01% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR           American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP GROWTH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,644,580,143
                                                                ==============
Gross unrealized appreciation                                   $  172,331,103
Gross unrealized depreciation                                      (91,994,072)
                                                                --------------
      Net unrealized appreciation (depreciation)                $   80,337,031
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) MUNICIPAL BOND FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
--------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien Passenger Facility D), AMBAC,
  5.5%, 2019                                                                                   $  1,845,000       $    1,962,194
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B), FSA,
  5.75%, 2022                                                                                     1,125,000            1,216,598
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 7.116%, 2022 (v)(z)                   2,500,000            2,907,100
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 7.616%, 2029 (v)(z)                  3,000,000            3,571,920
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", FGIC, 5%, 2033                     850,000              870,103
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                   3,395,000            3,485,850
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.22%, 2017(v)(z)                           2,500,000            2,875,950
--------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Local Public Improvement, (Airport Authority Project), "I", MBIA, 5%, 2034        700,000              707,266
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2010 (c)                                               1,500,000            1,632,210
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                             2,725,000            3,630,463
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency, Special Facilities Rev
  (Terminal One Group), 5.5%, 2024                                                                  680,000              710,321
--------------------------------------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport),
  MBIA, 5.875%, 2013                                                                              1,485,000             1,575,48
--------------------------------------------------------------------------------------------------------------------------------
Port of Seattle, WA, Rev. "A", FGIC, 5.5%, 2006 (c)                                               4,000,000            4,058,160
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   29,203,616
--------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.7%
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 0% to 2006, 5.7% to 2025          $  2,355,000       $    2,532,002
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010 (c)                                                               3,785,000            4,164,522
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 6.696%, 2018 (v)(z)                                                    5,900,000            7,091,092
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008 (c)                                                6,300,000            6,632,325
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009 (c)                                            7,000,000            7,411,950
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLS, 7.069%, 2017 (v)(z)                                          2,870,000            3,293,497
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.273%, 2017 (v)(z)                                      1,150,000            1,401,735
--------------------------------------------------------------------------------------------------------------------------------
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                       2,460,000            2,530,135
--------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                830,000              909,605
--------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010 (c)                                                              1,000,000            1,113,930
--------------------------------------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                     6,000,000            6,186,960
--------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                        3,315,000            3,642,721
--------------------------------------------------------------------------------------------------------------------------------
Illinois, MBIA, 5.5%, 2025                                                                          390,000              409,956
--------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                           1,860,000              545,743
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "B", 7.5%, 2007                                                                  955,000              957,044
--------------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75%, 2007 (c)                                                          8,500,000            8,824,615
--------------------------------------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                                                    100,000              108,556
--------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                         2,990,000            3,060,953
--------------------------------------------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                            2,000,000            2,109,180
--------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2018 (c)                                                                1,835,000              926,803
--------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2021 (c)                                                                3,150,000            1,297,611
--------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                                                   5,000,000            5,449,850
--------------------------------------------------------------------------------------------------------------------------------
State of California, 5.1%, 2034                                                                   5,000,000            5,059,250
--------------------------------------------------------------------------------------------------------------------------------
State of California, RITES, 6.639%, 2012 (v)(z)                                                   5,825,000            6,562,329
--------------------------------------------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 7.173%, 2017 (v)(z)                                             6,875,000            7,962,213
--------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                                                  3,880,000            4,269,746
--------------------------------------------------------------------------------------------------------------------------------
State of New York, Urban Development Corp., 5.5%, 2016                                           14,690,000           15,002,309
--------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                                                     4,360,000            4,839,905
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  114,296,537
--------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                           $    910,000       $      971,543
--------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009                                                                     90,000               95,509
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                                                            3,095,000            3,400,384
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, ETM, 6.5%, 2010 (c)                                                   2,905,000            3,206,336
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "A", XLCA,
  7%, 2021                                                                                       10,185,000           12,565,642
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "C",
  XLCA, 6.1%, 2013                                                                               10,200,000           11,504,988
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   31,744,402
--------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.0%
--------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                            $  1,700,000       $      634,627
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                                3,000,000            3,128,670
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                                5,160,000            5,470,735
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                               20,295,000           22,920,361
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 6.162%, 2019 (v)(z)                                 5,000,000            5,953,900
--------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010                                            4,000,000            4,468,040
--------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                          1,345,000              362,706
--------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                          1,015,000              232,242
--------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                          1,250,000              256,850
--------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                    705,000              224,641
--------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                  1,350,000              421,173
--------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                  1,340,000              361,358
--------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                          2,360,000            2,525,648
--------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                          1,735,000            2,113,889
--------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                                   265,000              351,546
--------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                   865,000              948,144
--------------------------------------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                               1,000,000            1,031,480
--------------------------------------------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                        1,000,000            1,034,260
--------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)                                            1,245,000            1,382,759
--------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                                              1,345,000            1,500,832
--------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2035                                                               1,150,000            1,248,889
--------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)               1,765,000              615,791
--------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)               1,570,000              515,054
--------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                     970,000              379,047
--------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                     970,000              359,084
--------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010 (c)                                                 1,150,000            1,255,191
--------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010 (c)                                                 1,000,000            1,091,470
--------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
  FGIC, 0%, 2026                                                                                  3,280,000            1,155,347
--------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
  FGIC, 0%, 2031                                                                                  3,320,000              867,483
--------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                           4,885,000            2,459,256
--------------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Independent School District, PSF, 5%, 2018                                        8,500,000            8,762,310
--------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                            785,000              895,520
--------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                            785,000              895,065
--------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                              3,885,000            1,233,021
--------------------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2027 (c)             2,200,000            2,362,712
--------------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, PSF, 0%, 2014                                          2,000,000            1,344,600
--------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2025                                    2,000,000            2,203,680
--------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2026                                    2,000,000            2,200,760
--------------------------------------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                      2,500,000            2,566,400
--------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                      1,900,000            2,001,783
--------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                      2,000,000            2,100,500
--------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                          3,955,000            4,150,565
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   95,987,389
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.7%
--------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                   $  1,000,000       $    1,048,260
--------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                    1,000,000            1,026,940
--------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                      1,750,000            1,799,315
--------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2011 (c)                                                                                1,250,000            1,431,025
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                        2,440,000            2,435,242
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA, ETM, 5.25%, 2019 (c)            6,750,000            6,878,520
--------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018         1,000,000            1,029,170
--------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020         4,345,000            4,395,054
--------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034        5,000,000            5,224,250
--------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System,
  Inc.), 5.5%, 2031                                                                               1,555,000            1,598,229
--------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                           1,500,000            1,530,285
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. "A" (Texas Children's Hospital),
  5.375%, 2015                                                                                    4,300,000            4,474,666
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman
  Healthcare), 6.375%, 2011 (c)                                                                   2,000,000            2,251,520
--------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2011 (c)                                                                                    1,000,000            1,114,360
--------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Hospital (Advent Health Systems), "C", 5.25%, 2036        1,620,000            1,669,880
--------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                          2,595,000            2,687,538
--------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012               1,600,000            1,654,272
--------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024             5,500,000            5,493,125
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)        1,800,000            1,997,172
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                   6,500,000            6,895,005
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                2,650,000            2,745,427
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
  6%, 2024                                                                                        1,165,000            1,246,736
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                 1,975,000            2,027,239
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                        2,400,000            2,457,744
--------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev., "A", (Advocate Health) MBIA, 5.7%, 2011                  660,000              686,849
--------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Deaconess Hospital) "A", AMBAC,
  5.375%, 2034                                                                                    2,075,000            2,181,323
--------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039        910,000              911,320
--------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016        2,195,000            2,343,953
--------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton Healthcare,
  Inc.), 6.5%, 2020                                                                               4,750,000            5,129,050
--------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                         2,610,000            2,707,379
--------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care "A", 5.75%, 2015                                                 1,000,000            1,062,670
--------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2032           2,200,000            2,301,662
--------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033       1,115,000            1,152,776
--------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2010 (c)                                                                1,000,000            1,119,670
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  5.7%, 2015                                                                                      2,550,000            2,644,299
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                           1,500,000            1,626,615
--------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount Clement), MBIA, 5.75%, 2017                 2,900,000            3,078,669
--------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), MBIA, ETM,
  5.375%, 2014 (c)                                                                                  515,000              546,920
--------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., "A" (Crittenton), 5.625%, 2027                          1,000,000            1,052,820
--------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                        750,000              786,173
--------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032            1,335,000            1,383,834
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                      1,000,000            1,091,000
--------------------------------------------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev. (Texas Health Resources               5,000,000            5,111,200
  System), MBIA, 5%, 2017
--------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                         4,000,000            4,262,560
--------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health
  Systems), 5.625%, 2032                                                                          1,490,000            1,571,771
--------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
  Healthcare), 5.75%, 2012 (c)                                                                    2,230,000            2,465,845
--------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
  8.7%, 2023                                                                                      1,540,000            1,779,193
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny
  Delaware Valley), MBIA, 5.3%, 2006                                                              1,975,000            1,989,773
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny
  Delaware Valley), MBIA, 5.875%, 2016                                                            5,000,000            5,144,300
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corporation (Hospital Financing Lifespan
  Obligations), "A", FSA, 5%, 2032                                                                3,945,000            4,022,322
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island State Health & Educational Building (Hospital Financing Lifespan),
  6.375%, 2012 (c)                                                                                1,730,000            1,964,502
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island State Health & Educational Building Unrefunded (Hospital Lifespan),
  6.375%, 2021                                                                                      270,000              297,235
--------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health Systems), 6.375%, 2022           1,000,000            1,074,170
--------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016                 770,000              795,718
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.375%, 2012 (c)                                                                   1,255,000            1,426,195
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012 (c)                                                                       745,000              846,625
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems,
  Inc.), "A", 5.625%, 2030                                                                        2,055,000            2,137,570
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                    970,000              990,855
--------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                  1,200,000            1,305,060
--------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020            2,000,000            2,104,320
--------------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp. (Texas Health Resources), MBIA,
  5.25%, 2018                                                                                     8,605,000            8,939,907
--------------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026               1,250,000            1,320,863
--------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                     1,595,000            1,753,894
--------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                     2,465,000            2,705,535
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  6%, 2017                                                                                          520,000              549,453
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  6%, 2021                                                                                          650,000              680,258
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                    2,000,000            2,264,980
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 5.75%, 2025                                                                          3,000,000            3,152,520
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  157,574,580
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement
  Facility), 5.25%, 2019                                                                       $  2,500,000       $    2,523,575
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                    $  3,500,000       $    3,705,625
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "A-2", 5.4%, 2025                                                         $    785,000       $      812,161
--------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "B", 5%, 2027                                                                  920,000              917,590
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                      1,730,000            1,853,297
--------------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority, TX, (Waste Management of Texas), "A", 5.2%, 2028               665,000              666,722
--------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                        1,500,000            1,603,050
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance (Waste Management, Inc.), 5.2%, 2027                                 665,000              664,967
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    6,517,787
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010              $    670,000       $      680,184
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.),
  5.625%, 2019                                                                                    8,650,000            8,982,679
--------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN (FedEx Corp.), 5.05%, 2012                                                      1,400,000            1,460,718
--------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026               3,640,000            3,800,233
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   14,923,814
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
  Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                     $  1,500,000       $    1,691,385
--------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement (International Paper Co.),
  5.7%, 2014                                                                                      1,400,000            1,478,456
--------------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper Co.), 5.125%, 2018                   1,500,000            1,490,040
--------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
  6.2%, 2025                                                                                      1,250,000            1,336,475
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    5,996,356
--------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                            $  1,945,000       $    2,042,308
--------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)                                  2,410,000            2,375,633
--------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)                                    4,000,000            4,294,120
--------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)                                     4,500,000            4,838,535
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   13,550,596
--------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                   $    395,000       $      396,359
--------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                      995,000              998,403
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
  5.25%, 2025                                                                                     3,500,000            3,583,265
--------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi -Family Rev. (Cambridge Station Apartments II), FNMA,
  5.25%, 2039                                                                                     1,145,000            1,157,835
--------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine Terminal), MBIA,
  5.5%, 2028                                                                                        785,000              845,830
--------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA,
  5%, 2025                                                                                        1,630,000            1,619,910
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    8,601,602
--------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                  $    375,000       $      233,396
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                       450,000              262,062
--------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                       975,000              530,917
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    1,026,375
--------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                                              $  8,965,000       $    7,925,957
--------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5%, 2022                                                               5,000,000            5,969,750
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                               4,580,000            5,228,711
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                        3,120,000            3,255,782
--------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 5%, 2020                          2,165,000            2,203,515
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   24,583,715
--------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., "A",
GNMA, 6.05%, 2032                                                                              $  1,725,000       $    1,818,875
--------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                            370,000              374,052
--------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                              60,000               61,173
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                       605,000              618,256
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                     35,000               34,969
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                        85,000               87,276
--------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                            90,000               91,161
--------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                  255,000              259,835
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                               460,000              472,553
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                                 175,000              177,259
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                                575,000              594,447
--------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                  80,000               80,696
--------------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                         1,445,000            1,483,610
--------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated Series
  3, GNMA, 6.5%, 2023                                                                               145,000              149,579
--------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated Series
  3, GNMA, 5.3%, 2028                                                                               785,000              793,619
--------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated Series
  3, GNMA, 5.4%, 2029                                                                               280,000              286,376
--------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                             310,000              311,538
--------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                    325,000              329,638
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Mortgage, "A" , GNMA, 5.5%, 2037                   1,165,000            1,208,839
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                 360,000              368,431
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                2,230,000            2,410,786
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026              275,000              282,455
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037               670,000              713,530
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                1,395,000            1,503,238
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027              1,010,000            1,069,095
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA,
  5.7%, 2036                                                                                      2,225,000            2,378,058
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                510,000              551,988
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036             1,665,000            1,765,749
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA,
  5.45%, 2027                                                                                     1,235,000            1,298,405
--------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033             1,020,000            1,051,181
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   22,626,667
--------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA,
  4.45%, 2034                                                                                  $  1,270,000       $    1,271,130
--------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                             11,845,000            5,204,456
--------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                             1,740,000              558,801
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                              270,000              278,859
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                              150,000              152,064
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                               325,000              332,264
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                              300,000              309,729
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                         60,000               62,274
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                        19,000               19,332
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                 885,000              911,178
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                       104,000              104,942
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                         155,000              156,212
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                        120,000              123,655
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                        645,000              670,761
--------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                   570,000              587,197
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031             235,000              243,460
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                     445,000              450,959
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                   810,000              822,976
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023               1,085,000            1,089,828
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                            2,715,000            2,809,971
--------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                             236,000              239,103
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), "B", GNMA, 6.7%, 2030                                                                   840,000              866,939
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA, 7.45%, 2031                                                                       140,000              146,306
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA, 6.85%, 2032                                                                       300,000              309,777
--------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
  Program), GNMA, 6.75%, 2034                                                                       370,000              372,675
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                           690,000              699,025
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                     365,000              367,599
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                       285,000              287,702
--------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031                                              695,000              712,257
--------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                615,000              638,997
--------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                        245,000              247,014
--------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                     1,360,000            1,410,986
--------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, "N", GNMA, 5.95%, 2037                                     1,560,000            1,684,176
--------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                          1,330,000            1,334,589
--------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C", GNMA,
  5.9%, 2035                                                                                      1,520,000            1,586,257
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                    195,000              201,338
--------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                    5,015,000            5,246,442
--------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                             1,740,000            1,757,470
--------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                   530,000              534,887
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   34,803,587
--------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                  $    500,000       $      499,880
--------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                   1,250,000            1,303,225
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
  6.7%, 2014                                                                                      2,400,000            2,613,888
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    4,416,993
--------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                               $  5,000,000       $    5,407,850
--------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 9.2%
--------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                         $  1,610,000       $    1,742,294
--------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                            1,705,000            1,845,100
--------------------------------------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)                            2,750,000            3,010,838
--------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.045%, 2018 (v)                  16,250,000           19,011,200
--------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)                                     1,000,000            1,105,140
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA, 0%
  to 2010, 4.55% to 2022                                                                          3,415,000            2,719,638
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
  AMBAC, 0% to 2010, 4.6% to 2023                                                                   995,000              790,378
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "A", 5%, 2045                                                                                   1,150,000            1,161,006
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010 (c)                                                                           4,000,000            4,241,760
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2013 (c)                                                                             3,925,000            4,295,873
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Transit Capital Appreciation Transit Systems, "N", AMBAC, 0%, 2028                     3,820,000            1,266,827
--------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. "B", 6%, 2007 (c)                                               1,495,000            1,517,754
--------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, 5.75%, 2007 (c)                10,000               10,343
--------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, ETM, 6%, 2007 (c)               5,000                5,082
--------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                   7,000,000            7,632,940
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC, ETM, 6.7%, 2016 (c)                         26,195,000           30,152,279
--------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                           5,000,000            5,157,400
--------------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California
  Department of Transportation), 5.5%, 2014                                                      10,000,000           10,196,300
--------------------------------------------------------------------------------------------------------------------------------
State of New York Dormitory Authority Rev., Supported Debt (Mental Health), "A",
  5.75%, 2010                                                                                       605,000              625,056
--------------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev., "A", AMBAC, 5.5%, 2027                      2,000,000            2,138,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   98,625,708
--------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                    $  2,500,000       $    2,637,900
--------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                      2,800,000            2,954,252
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    5,592,152
--------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                 $  3,640,000       $    3,928,215
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                            910,000              948,129
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                         1,640,000            1,738,466
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                            730,000              758,346
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                         1,095,000            1,154,031
--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                     2,000,000            2,062,880
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   10,590,067
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                   $  2,030,000       $    2,145,466
--------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Security Capital Appreciation Asset Backed, 0%, 2033               5,660,000            1,200,146
--------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       10,000,000              644,400
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                               955,000            1,010,829
--------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1",
  6.25%, 2033                                                                                     2,800,000            3,043,796
--------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2025 (c)                                                                                  3,000,000            3,184,290
--------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to
  2007, 5.6% to 2034                                                                              2,455,000            2,293,068
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                                1,235,000            1,280,250
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                              2,275,000            2,358,311
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                         1,500,000            1,600,545
--------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                 155,000              168,663
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   18,929,764
--------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2010 (c)              $  5,000,000       $    2,765,000
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                          3,860,000            3,903,734
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA, 6.458%, 2020 (v)(z)                              5,000,000            5,562,200
--------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2018                                                                                 1,250,000              678,488
--------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2019                                                                                 2,000,000            1,017,080
--------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "C", FSA,
  0% to 2011, 5.35% to 2016                                                                       1,000,000              849,140
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   14,775,642
--------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)                                $  2,000,000       $    2,573,820
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., "A", FSA, 5%, 2030                               2,750,000            2,816,825
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                  5,000,000            5,131,400
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)                             5,600,000            6,046,264
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease "A",
  FSA, 6%, 2009 (c)                                                                               1,325,000            1,407,799
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., ROLS, FSA, 7.333%, 2011 (v)(z)               7,500,000            8,729,400
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., Transportation Systems "B",
  5.25%, 2007 (c)                                                                                 8,500,000            8,806,680
--------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                     2,420,000            2,498,940
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   38,011,128
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.1%
--------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                      $    575,000       $      593,153
--------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
  5.125%, 2034                                                                                    2,400,000            2,493,024
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                         3,500,000            3,655,225
--------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                              785,000              806,478
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College "B", FSA, 5%, 2027                                             5,000,000            5,157,400
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                 4,975,000            5,852,242
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), ETM, 6.625%, 2010 (c)                                                                  350,000              387,268
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev., RITES (Harvard
--------------------------------------------------------------------------------------------------------------------------------
University), 8.176%, 2020 (v)(z)                                                                  8,410,000           11,957,170
--------------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2009 (c)                                                                 500,000              541,545
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island, Health & Educational Building Corp., (Rhode Island School of
  Design), "D", XLCA, 5.5%, 2035                                                                  9,140,000            9,831,350
--------------------------------------------------------------------------------------------------------------------------------
State of Oregon, Facilities Authority Rev. (Linfield College), "A", 5%, 2030                        605,000              608,539
--------------------------------------------------------------------------------------------------------------------------------
Texas A&M University, Permanent University Fund, "A", 0%, 2007                                    6,695,000            6,432,891
--------------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2015 (c)                                     1,000,000            1,085,740
--------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                          810,000              831,773
--------------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev., "A", FGIC, 5.5%, 2029                              3,500,000            3,740,415
--------------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2020 (c)                                                     500,000              538,070
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   54,512,283
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A",
  6%, 2021                                                                                     $  1,000,000       $    1,055,790
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020              $  6,000,000       $    6,239,760
--------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                            1,500,000            1,598,895
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    7,838,655
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                 $  4,880,000       $    4,943,733
--------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                      2,285,000            2,292,221
--------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
  Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                1,180,000            1,171,669
--------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                 3,000,000            3,195,330
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev
  (Connecticut Light & Power), 5.9%, 2016                                                         3,500,000            3,575,880
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev
  (Connecticut Light & Power), 5.9%, 2018                                                         1,000,000            1,051,000
--------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                             1,500,000            1,580,850
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   17,810,683
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 18.6%
--------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                           $  2,500,000       $    2,882,500
--------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)                              145,000              170,133
--------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                                8,000,000            9,392,080
--------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM, 6.5%, 2017 (c)                         365,000              428,302
--------------------------------------------------------------------------------------------------------------------------------
Hawaii State Department Budget & Finance Rev., "B" (Electric Co. & Subsidiary),
  XLCA, 5%, 2022                                                                                  4,000,000            4,073,760
--------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009 (c)                                          9,000,000            9,606,420
--------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014 (c)                                        28,220,000           29,112,034
--------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "B", MBIA, 6%, 2016 (c)                                          10,000,000           10,217,200
--------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, Rev., "A", 6.15%, 2014 (c)                                       16,150,000           16,501,909
--------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, Rev., "A", 6.15%, 2014                                              230,000              235,012
--------------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013            4,000,000            4,568,400
--------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013                                      7,000,000            7,216,230
--------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.625%, 2014                                    7,735,000            7,970,685
--------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                      9,250,000           11,061,613
--------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                        1,500,000            1,627,845
--------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLS, MBIA,
  6.816%, 2019 (v)(z)                                                                             3,500,000            3,918,110
--------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                           4,000,000            4,631,600
--------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                           4,150,000            4,979,295
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 6.218%, 2015 (v)(z)                             2,500,000            2,659,650
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 6.218%, 2016 (v)(z)                             3,000,000            3,191,580
--------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                    1,000,000            1,028,950
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                   8,500,000            8,737,915
--------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2036                 4,200,000            4,300,296
--------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2014                8,000,000            8,269,760
--------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA,
  5.75%, 2010                                                                                    13,100,000           13,382,305
--------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2011                7,500,000            7,661,625
--------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #2), MBIA, 5.7%, 2012                15,000,000           15,322,650
--------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                     5,145,000            6,337,045
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  199,484,904
--------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                              $  1,000,000       $    1,099,490
--------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                 1,055,000            1,159,960
--------------------------------------------------------------------------------------------------------------------------------
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A", MBIA, 5%, 2028                     1,950,000            2,017,958
--------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                               920,000              970,140
--------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                     390,000              388,148
--------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                              1,730,000            1,819,804
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    7,455,500
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL MUNICIPAL BONDS                                                                                         $1,052,173,342
--------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 3.54%, due 6/08/06                                                           $    400,000       $      400,000
--------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.54%, due 6/08/06                                                                200,000              200,000
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "A", 3.57%, due 6/01/06                                                                400,000              400,000
--------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "B-1", 3.57%, due 6/01/06                                                              100,000              100,000
--------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 3.1%, due 6/14/06                                           1,200,000            1,200,000
--------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 3.57%, due 6/14/06                                                                       100,000              100,000
--------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.5%, due 6/08/06              200,000              200,000
--------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.5%, due 6/08/06                                400,000              400,000
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
  "B", 3.57%, due 6/01/06                                                                           700,000              700,000
--------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA, Hospital & Higher Educational Facilities (Children's Hospital), "C",
  3.52%, due 6/01/06                                                                                455,000              455,000
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE DEMAND NOTES                                                                              $    4,155,000
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                          $1,056,328,342
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3% 13,718,795
--------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $1,070,047,137
--------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,375,633, representing 0.2% of net assets.
(c) Refunded bond.
(k) As of May 31, 2006 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,052,173,354 and 99.61% of market value provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                         ACQUISITION         ACQUISITION            CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                       DATE                COST             MARKET VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education,
RITES, FGIC, 6.162%, 2019                               2/09/2000         $3,984,600         $5,953,900
Chicago, IL, O'Hare International
Airport Rev., RITES, FSA, 7.116%, 2022                  8/21/2003          2,665,850          2,907,100
Chicago, IL, O'Hare International
Airport Rev., RITES, XLCA, 7.616%, 2029                 8/21/2003          3,278,220          3,571,920
Chicago, IL, RITES,
AMBAC, 6.696%, 2018                                     3/20/2000          5,699,046          7,091,092
Commonwealth of Massachusetts,
ROLS, 7.069%, 2017                                      8/28/2001          3,194,941          3,293,497
Commonwealth of Puerto Rico,
ROLS, XLCA, 7.273%, 2017                               10/22/2001          1,392,374          1,401,735
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 8.22%, 2017                         8/28/2000          2,683,700          2,875,950
Massachusetts Health & Educational
Facilities Authority Rev.,
RITES (Harvard University), 8.176%, 2020               11/08/1999          9,595,810         11,957,170
New Jersey Transportation Trust Fund Authority Rev.,
ROLS, FSA, 7.333%, 2011                                 4/19/2000          4,637,900          8,729,400
New Jersey Turnpike Authority Rev.,
RITES, MBIA, 6.458%, 2020                               1/07/2002          8,749,200          5,562,200
North Carolina Municipal Power
Agency, Catawba Electric Rev., ROLS, MBIA,
6.816%, 2019                                            3/03/2003          4,008,620          3,918,110
Puerto Rico Electric Power Authority,
RITES, FSA, 6.218%, 2015                                9/16/1999          2,441,250          2,659,650
Puerto Rico Electric Power Authority,
RITES, FSA, 6.218%, 2016                                9/16/1999          2,854,200          3,191,580
State of California, RITES,
6.639%, 2012                                           11/08/1999          6,136,636          6,562,329
State of California, RITES, XLCA,
7.173%, 2017                                            1/03/2000          7,003,975          7,962,213
                                                                                            -----------            ------------
Total Restricted Securities                                                                 $77,637,846                 7.3%
                                                                                            ===========            ============

The following abbreviations are used in the Portfolio of Investments and are defined:
BMA                Bond Market Assn.
ETM                Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FNMA               Federal National Mortgage Association
FSA                Financial Security Assurance, Inc.
GNMA               Government National Mortgage Assn.
MBIA               MBIA Insurance Corp.
PSF                Permanent School Fund
XLCA               XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Options Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $988,460,445
                                                                ============
Gross unrealized appreciation                                   $ 69,270,806
Gross unrealized depreciation                                     (1,402,909)
                                                                ------------
Net unrealized appreciation (depreciation)                      $ 67,867,897
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS
                                  NOTIONAL PRINCIPAL                                                        UNREALIZED
                                      AMOUNT OF        CASH FLOWS PAID                CASH FLOWS           APPRECIATION
EXPIRATION          CURRENCY          CONTRACT           BY THE FUND             RECEIVED BY THE FUND      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
12/01/2007             USD           $27,000,000      Fixed - 3 Year BMA         Floating - 7 day BMA         $378,385
                                                      Swap Index (2.795%)            Swap Index
06/06/2016             USD           15,000,000       Fixed - 10 Year BMA        Floating - 7 Day BMA          166,212
                                                      Swap Index (3.938%)            Swap Index
08/29/2016             USD           20,000,000       Fixed - 10 Year BMA        Floating - 7 Day BMA          275,546
                                                      Swap Index (3.927%)            Swap Index
08/30/2016             USD            5,000,000       Fixed - 10 Year BMA        Floating - 7 Day BMA           69,043
                                                      Swap Index (3.926%)            Swap Index
08/02/2021             USD            5,000,000       Fixed - 15 Year BMA        Floating - 7 Day BMA          142,679
                                                      Swap Index (4.011%)            Swap Index
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            $1,031,865
-------------------------------------------------------------------------------------------------------------------------

At May 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.